PENSIONS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
PENSIONS

22.	PENSIONS

Defined contribution scheme
We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge to net income for the years ended December 31, 2020, 2019 and 2018 was $2.1 million, $2.4 million and $1.9 million, respectively.
Defined benefit schemes
We have two defined benefit pension plans both of which are closed to new entrants but still cover certain of our employees. Benefits are based on the employee's years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use December 31 as a measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2020	2019	2018
Service cost	155	162	250
Interest cost	1,271	1,740	1,687
Expected return on plan assets	(318)	(375)	(926)
Recognized actuarial loss	848	777	1,392
Net periodic benefit cost	1,956	2,304	2,403

The components of net periodic benefit costs are recognized in the income statement within administrative expenses and vessel operating expenses.

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2020 is $0.8 million (2019: $0.8 million).

The change in projected benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2020	2019
Reconciliation of benefit obligation:
Benefit obligation at January 1	49,943	46,093
Service cost	155	162
Interest cost	1,271	1,740
Actuarial loss	5,458	4,581
Foreign currency exchange rate changes	372	433
Benefit payments	(3,077)	(3,066)
Benefit obligation at December 31	54,122	49,943

The accumulated benefit obligation at December 31, 2020 and 2019 was $53.4 million and $49.2 million, respectively.

(in thousands of $)	2020	2019
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	15,223	13,121
Actual return on plan assets	1,355	1,216
Employer contributions	2,900	3,411
Foreign currency exchange rate changes	463	541
Benefit payments	(3,077)	(3,066)
Fair value of plan assets at December 31	16,864	15,223

(in thousands of $)	2020	2019
Fair value of benefit obligation	(54,122)	(49,943)
Fair value of plan assets	16,864	15,223
Unfunded status (1)	(37,258)	(34,720)
Employer contributions and benefits paid under the pension plans include $2.9 million paid from employer assets for the year ended December 31, 2020 (2019: $3.4 million).

(1) Our plan comprises two schemes. The details of these schemes are as follows:

	December 31, 2020			December 31, 2019
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(12,727)	(41,395)	(54,122)	(11,479)	(38,464)	(49,943)
Fair value of plan assets	15,822	1,042	16,864	14,323	900	15,223
Funded (unfunded) status at end of year	3,095	(40,353)	(37,258)	2,844	(37,564)	(34,720)
The fair value of our plan assets, by category, as of December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
Equity securities	15,822	14,323
Cash	1,042	900
	16,864	15,223

The amounts recognized in accumulated other comprehensive income, as of December 31, 2020 and 2019, is $15.9 million and $12.2 million, respectively.

The actuarial loss recognized in other comprehensive income is net of tax of $0.6 million, $0.5 million, and $0.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The asset allocation for our Marine scheme at December 31, 2020 and 2019, by asset category are as follows:

Marine scheme	2020 (%)	2019 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2020 and 2019, by asset category are as follows:

UK scheme	2020 (%)	2019 (%)
Equity	100	100
Total	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2021, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,900

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2021	590	2,700
2022	370	2,600
2023	380	2,500
2024	420	2,400
2025	660	2,300
2026 - 2030	2,350	11,000
The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2020	2019
Discount rate	1.68%	2.61%
Rate of compensation increase	2.29%	2.15%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2020	2019
Discount rate	1.69%	2.63%
Expected return on plan assets	2.06%	2.81%
Rate of compensation increase	2.31%	2.20%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ended December 31, 2020 and 2019 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2020 and 2019. For equities and other asset classes, we have applied an equity risk premium over ten year governmental bonds.